Investments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Investments
10	Investments

a.	Short-term investments

	2020	2019
Loan (a)	—	13,031
Securities (b)	9,929	19,999

Short-term investments	9,929	33,030

(a)
The balance as of December 31, 2019 was fully settled in January 2020 and refers to a short-term bridge loan made to the Patria Brazilian Private Equity Fund III, L.P. in 2019. The principal amount of US$ 13,031 was granted on December 18, 2019 at an interest rate of 4.15% per annum.

(b)	Investments into short-term, liquid investment funds with portfolios made of term deposits, equities, government bonds and other short-term liquid securities.

b.	Long-term investments

	2020	2019
Patria Brazil Real Estate Fund II, L.P. (a)	1,146	2,712
Patria Brazilian Private Equity Fund III, L.P. (a)	369	446
Patria Brazilian Private Equity Fund IV, L.P.	102	129
Patria Brazilian Private Equity Fund V, L.P.	89	100
Patria Brazil Real Estate Fund III, L.P.	32	54
Patria Private Equity Fund VI, L.P.	130	35
Patria Infrastructure Fund II, L.P.	44	83
Patria Infrastructure Fund III, L.P.	61	91
Patria Infrastructure Fund IV, L.P.	1	—
Patria lnfrastructure II LAP Co-lnvest UK, L.P.	3	4
Patria Alphaville Co-Invest, L.P.	4	6
Patria Farmland Fund I, L.P.	1	2
Other investments	4	7

Long-term investments	1,986	3,669

(a)
These investments are subject to a participating share held by a related party in Patria Brazilian Private Equity Fund III, L. P. and Patria Brazil Real Estate Fund II, L.P. that gives it the right to all returns and the related asset. Consequently, the Group has recorded a liability in the same amount (notes 15 and 27(c)).

These investments in securities will be maintained until the funds’ respective termination dates and are measured at fair value, according to the methodology described in note 27(c). The Group’s ownership interest on these investments ranges from 0.00004% to 3.28%.